Accounts Receivable and Loans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired loans and receivables
Loans over 90 days past due and accruing interest	$ 218	$ 221	$ 132
Non-accrual loans	241	298	431
Loans and receivables modified as a Troubled Debt Restructuring	334	406	750
Total impaired loans and receivables	793	925	1,313
Unpaid principal balance	750	886	1,253
Related allowance for Troubled Debt Restructurings	102	116	244
Average balance of impaired loans	859	1,096	1,431
Interest income recognized	65	62	63
Accounts Receivable and Loans (Textuals) [Abstract]
Total loans and receivables modified as a TDR, non-accrual	34	43	320
Total loans and receivables modified as a TDR, past due 90 days and still accruing	26	29	6
U S Card Services [Member] | Card Member Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	161	167	73
Non-accrual loans	241	294	426
Loans and receivables modified as a Troubled Debt Restructuring	286	351	627
Total impaired loans and receivables	688	812	1,126
Unpaid principal balance	646	775	1,073
Related allowance for Troubled Debt Restructurings	67	78	152
Average balance of impaired loans	750	948	1,221
Interest income recognized	49	46	47
U S Card Services [Member] | Card Member Receivables [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	0	0	0
Non-accrual loans	0	0	0
Loans and receivables modified as a Troubled Debt Restructuring	48	50	117
Total impaired loans and receivables	48	50	117
Unpaid principal balance	48	49	111
Related allowance for Troubled Debt Restructurings	35	38	91
Average balance of impaired loans	47	81	135
Interest income recognized	0	0	0
International Card Services [Member] | Card Member Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	57	54	59
Non-accrual loans	0	4	5
Loans and receivables modified as a Troubled Debt Restructuring	0	5	6
Total impaired loans and receivables	57	63	70
Unpaid principal balance	56	62	69
Related allowance for Troubled Debt Restructurings	0	0	1
Average balance of impaired loans	62	67	75
Interest income recognized	$ 16	$ 16	$ 16